Other Non-Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred rent	$ 2,649	$ 1,891
Deferred purchase consideration	490	15,187
Contingent purchase consideration		13,630
Retirement benefit plan	854	932
Non-current capital lease obligation	2,747	136
Other	562	198
Total other non-current liabilities	$ 7,302	$ 31,974